Annual Fund Operating Expenses - The Hartford Floating Rate High Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.17%	[1]
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual fund operating expenses	1.07%	[2]
Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.91%	[1]
Fee waiver and/or expense reimbursement	0.09%	[2]
Total annual fund operating expenses	1.82%	[2]
Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	0.89%	[1]
Fee waiver and/or expense reimbursement	0.07%	[2]
Total annual fund operating expenses	0.82%	[2]
Class R3
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.30%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.52%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses	1.37%	[2]
Class R4
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	1.22%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses	1.07%	[2]
Class R5
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	0.92%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses	0.77%	[2]
Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	0.91%	[1]
Fee waiver and/or expense reimbursement	0.11%	[2]
Total annual fund operating expenses	0.80%	[2]
Class F
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Acquired Fund Fees and Expenses	0.02%
Total Expenses	0.81%	[1]
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual fund operating expenses	0.77%	[2]

[1]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.05% (Class A), 1.80% (Class C), 0.80% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), 0.78% (Class Y), and 0.75% (Class F). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.